ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Employees and payroll accruals	$ 6,854	$ 5,543
Phantom share-based payment award		3,684
Accrued expenses	4,655	4,643
Advances from customers	492	384
Taxes payable	2,053	4,250
Warranty provision	624	539
Derivatives		3,163
Consideration payable for U.S. Quartz acquisition		6,242
Other	636	585
Accrued expenses and other liabilities	$ 15,314	$ 29,033